Interim Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Revenues		$ 5,508,131	$ 5,261,469
Cost of revenues		(4,964,045)	(3,793,049)
Gross profit		544,086	1,468,420
Operating expenses:
Selling expenses		(226,705)	(53,764)
General and administrative expenses		(2,870,661)	(1,003,686)
Research and development expenses		(4,894,698)	(409,623)
Total operating expenses		(7,992,064)	(1,467,073)
(Loss) income from operations		(7,447,978)	1,347
Other income (expenses):
Government subsidies		57,595	64,728
Interest income		1,068	688
Interest expense		(29,254)	(22,518)
Other-than-temporary impairment			(1,356,618)
Other (expense) income, net		(7,104)	16,812
Total other income (expenses), net		22,305	(1,296,908)
Loss before income taxes		(7,425,673)	(1,295,561)
Benefit from (Provision for) income taxes		29,178	(61,212)
Net loss		(7,396,495)	(1,356,773)
Comprehensive loss
Net loss		(7,396,495)	(1,356,773)
Foreign currency translation adjustment		909,463	30,304
Total comprehensive loss		$ (6,487,032)	$ (1,326,469)
Loss per share
Basic loss per ordinary share (in Dollars per share)			$ (39.67)
Diluted loss per ordinary share (in Dollars per share)			$ (39.67)
Weighted average number of ordinary shares outstanding
Weighted average ordinary shares outstanding basic (in Shares)			34,198
Weighted average ordinary shares outstanding diluted (in Shares)			34,198
Class A Ordinary Shares
Loss per share
Basic loss per ordinary share (in Dollars per share)	[1]	$ (2.53)
Diluted loss per ordinary share (in Dollars per share)	[1]	$ (2.53)
Weighted average number of ordinary shares outstanding
Weighted average ordinary shares outstanding basic (in Shares)	[1]	2,927,161
Weighted average ordinary shares outstanding diluted (in Shares)	[1]	2,927,161

[1]	Giving retroactive effect on the 200 to 1 reverse share split to the issued and outstanding Class A and Class B Ordinary Shares effected on January 26, 2026, all share and per share amounts presented in the accompanying unaudited interim condensed consolidated financial statements have been retrospectively adjusted to reflect the reverse share split for all periods presented, unless otherwise indicated. (Note 12)